Restricted Deposits	12 Months Ended
Dec. 31, 2018
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits

Restricted deposits as of December 31, 2017 and 2018 are as follows:

			2017	2018
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	53	—
	Deposits for government project		15,365	12,747
	Collateral provided for borrowings		79,569	100,998
	Collateral provided for lawsuit		2	3
	Deposits for transmission regional support program		2,320	4,337
	Decommissioning costs of nuclear power plants		—	604
Short-term financial instruments	Bidding guarantees		119	—
	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises		34,000	34,000
Current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		—	29,451
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		—	498,555
Financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		108,512	—
Non-current available-for-sale financial asset	Decommissioning costs of nuclear power plants		214,156	—
Long-term financial instruments	Escrow accounts		—	69
	Guarantee deposits for checking account		2	—
	Guarantee deposits for banking accounts at oversea branches		302	315
	Decommissioning costs of nuclear power plants		337,234	245,896
	Funds for developing small and medium enterprises(*)		200,000	200,000

		￦	991,634	1,126,975

(*)	Deposits for small and medium enterprise at IBK and others for construction of Bitgaram Energy Valley and support for the high potential businesses as of December 31, 2017 and 2018.